Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
U.S [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	$ 70,992	$ 98,310
EMEA [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	48,583	33,526
Total revenue	141,429	147,789
Asia Pacific [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	13,473	10,815
Other [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	$ 8,381	$ 5,138